Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
3. Summary of significant accounting policies
3.1 Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and comply with Swiss law. They have been prepared under the historical cost convention, as modified by the revaluation of financial instruments at fair value, and are presented in Swiss francs (CHF). All values are rounded to the nearest thousand (TCHF), except when otherwise indicated.
3.2 Basis of consolidation
The consolidated financial statements comprise the financial statements of the parent company RELIEF THERAPEUTICS Holding SA and its subsidiaries as of December 31, 2022 and 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•	power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

•	exposure, or rights, to variable returns from its involvement with the investee; and

•	the ability to use its power over the investee to affect its returns.
When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	any contractual arrangement with the other vote holders of the investee;

•	rights arising from other contractual arrangements; and

•	the Group’s voting rights and potential voting rights.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. Inter-company transactions, balances and unrealized gains/losses on transactions between Group companies are eliminated. The accounting policies of subsidiaries are consistent with the policies adopted by the Group.
3.3 Current versus
non-current
classification
The Group presents assets and liabilities in its statement of financial position based on current/non-current
classification. An asset is classified as current when it is:

•	expected to be realized or intended to be sold or consumed in a normal operating cycle, which is twelve months;

•	held primarily for the purpose of trading;

•	expected to be realized within twelve months after the reporting period; or

•	cash or cash equivalents unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as
non-current.
A liability is current when:

•	it is expected to be settled in a normal operating cycle, which is twelve months;

•	it is held primarily for the purpose of trading;

•	it is due to be settled within twelve months after the reporting period; or

•	there is no unconditional right to defer the settlement of the liability within twelve months after the reporting period. The Group classifies all other liabilities as non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities.
3.4 Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling
interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in ‘other administrative expenses’.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured
at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9, is measured at fair value with changes in fair value recognized in profit or loss. If the contingent consideration is not within the scope of IFRS 9, it is measured in accordance with the applicable IFRS. Contingent consideration that is classified as equity, if any, is not re-measured
and subsequent settlement is accounted for within equity.
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses
whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment
still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.
3.5 Revenue recognition
Relief may generate revenues from collaboration and license agreements under which Relief grants licenses to use, research, develop, manufacture and commercialize product candidates and products. Relief determined that those collaboration and license agreements qualify as contracts with its customers. If the grant of a license is bundled together with the rendering of services, it is assessed whether these agreements are comprised of more than one performance obligation. A performance obligation is only accounted for as the grant of a license if the grant of a license is the sole or the predominant promise of the performance obligation.
If the consideration in an agreement includes a variable amount, Relief estimates the amount of consideration to which Relief will be entitled in exchange for transferring the goods to the customer. At contract inception, the variable consideration is estimated based on the most likely amount of consideration expected from the transaction and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. The estimated revenue is updated at each reporting date to reflect the current facts and circumstances.
If a contract with a customer contains more than one performance obligation, the transaction price is allocated to each performance obligation based on relative stand-alone selling prices.
For each separate performance obligation, it is evaluated whether control is transferred either at a point in time or over time. For performance obligations that are satisfied over time, revenue is recognized based on a measure of progress, which depicts the performance in transferring control to the customer. If under the terms of its licensing arrangements Relief provides the licensee with a research and development license, which represents a right to access Relief’s intellectual property as it exists throughout the license period, the promise to grant a license is accounted for as a performance obligation satisfied over time, as the licensee simultaneously receives and consumes the benefits of Relief’s performance.

Earnings based on the collaboration partners’ gross profit, which is shared under the respective collaboration agreements, are recognized when the underlying sales occur, which is when the performance obligation has been satisfied. Relief uses certain information from its collaboration partners, some of which is based on preliminary data shared between the partners and might vary once final data is available.
Revenue arrangements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations in order to determine the appropriate treatment for the transactions between Relief, the partner(s), and third parties. The classification of transactions under such arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. Any consideration related to activities in which Relief is considered the principal, which includes being in control of the good or service before such good or service is transferred to the customer, are accounted for as gross revenue. Any consideration related to activities in which Relief is considered the agent, are accounted for as net revenue.
Revenue from the sale of products is recognized when Relief transfers control of the product to the customer. Control of the product normally transfers when the customer gains physical possession and Relief has not retained any significant risks of ownership or future obligations with respect to the product. A receivable is recognized, as the consideration is unconditional and only the passage of time is required before payment is due. The transaction price is quoted in the relevant price lists in force at the date of customer placing the respective order for such products.
Revenue from research and development services provided by the Company is recorded as earned based on the performance requirements of the underlying contracts. Where agreements include milestones that are determined to be substantive and at risk at the inception of the agreement, revenue is recognized upon confirmation by the counterparty that the milestone has been achieved.
3.6 Foreign currency translation
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (i.e., the functional currency). The consolidated financial statements are presented in CHF, which is the presentation currency of the Group.
Transactions and balances
In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are re-translated
at the rates prevailing at that date.
Non-monetary
items that are measured at historical cost in a foreign currency are not re-translated.
Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.
Group companies
Assets and liabilities of Group entities using a functional currency different from the presentation currency are translated into the presentation currency using year-end
rates of exchange. Income and expenses and cash flows are translated at average exchange rates. All resulting translation differences are recognized directly in other comprehensive income. On the divestment of a foreign entity, the identified cumulative currency translation difference relating to that foreign entity is recognized in profit or loss as part of the gain or loss on divestment.
3.7 Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and impairment losses.
Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

Amortization of capitalized in process research & development (“IPR&D”) starts once the asset is available for use, which is usually the point in time at which marketing approval is granted by the relevant authority. Before that date, capitalized IPR&D that is not available for use is tested at least annually for impairment, irrespective of whether any indication of impairment exists.
Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
Gains or losses arising from
de-recognition
of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of profit or loss when the asset is derecognized.
3.8 Leases
The Group assesses whether a contract is or contains a lease at inception of the contract. The Group recognizes a right-of-use
asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of twelve months or less) and leases of low value assets. For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate for such liabilities.
Lease payments included in the measurement of the lease liability comprise:

•	fixed lease payments (including in-substance fixed payments), less any lease incentives;

•	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

•	the amount expected to be payable by the lessee under residual value guarantees;

•	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

•	payments of penalties for terminating the lease if the lease term reflects the exercise of an option to terminate.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The
right-of-use
assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
Right-of
use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use
asset reflects that the Group expects to exercise a purchase option, the related right-of-use
asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The Group has elected not to recognize
right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less, or leases of low-value
assets. The Group recognizes the lease payments associated with these leases as an expense in the consolidated statements of operations on a straight-line basis over the lease term.
3.9 Financial assets
Classification
The Group has only financial assets classified within the categories, “financial assets at fair value through profit or loss (FVTPL)” and “financial assets at amortized cost.” The classification at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group’s financial assets at amortized cost include other current assets and other receivables that are non-derivative
financial assets with fixed or determinable payments that are not quoted in an active market. The Group’s financial assets at fair value through profit or loss include publicly traded securities, if any.

Recognition and measurement
Financial assets at amortized cost are measured initially at their fair value and are subsequently measured at amortized cost using the effective interest rate method and are subject to impairment.
A financial asset is derecognized when:

•	the contractual rights to the cash flows from the asset have expired; or

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. Fair value is determined in the manner described in note 32.3.
Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECL”) for all debt instruments not held at fair value through profit or loss. ECL are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next twelve months (a twelve-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
3.10 Inventories
Raw materials and merchandise purchased are recognized at cost; semi-finished and finished goods at their production cost. Discounts are recognized as a reduction in the purchase price. Manufacturing costs include the associated direct production costs and production overheads, where applicable. If the acquisition or manufacturing costs are higher than the net market value, an impairment loss is recorded on the income statement in the current period to write the inventories down to the net market value (lower of cost or market principle). Net market value is equivalent to the current market price less the usual sales deductions, marketing costs and administrative costs yet to be incurred. Inventories that cannot be sold are written off in full. The costs of inventories are determined by using the FIFO method.
Inventory related to drug products that have not yet obtained regulatory approval are immediately written down to zero. The write-down is charged to research and development expenses. If regulatory approval is subsequently obtained, the recorded expenses are not reversed.
3.11 Cash and cash equivalents
Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. Bank overdrafts are shown within financial debts in current liabilities on the balance sheet. This definition is also used for the purposes of the cash flow statement.
3.12 Financial liabilities
The Group’s financial liabilities include trade and other payables as well as borrowings.
Financial liabilities are recognized initially at fair value and are subsequently measured at amortized cost using the effective interest rate method, with interest expense recognized on an effective yield basis.
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expired.

3.13 Current and deferred income tax
The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.
3.14 Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability, or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
The fair values of financial assets and liabilities at the balance sheet date are not materially different from their reported carrying values unless specifically mentioned in the notes to the consolidated financial statements.
3.15 Research and development costs
Research and development costs consist primarily of remuneration and other expenses related to research and development personnel, costs associated with preclinical testing and clinical trials of product candidates, expenses for research and development services under collaboration agreements and outsourced research and development expenses. Furthermore, the Group may acquire in-process
research and development assets, either through business combinations or through purchases of specific assets.
In-process
research and development assets acquired either through business combinations or separate purchases are capitalized as intangible assets and reviewed for impairment annually. Once available for use, such intangible assets are amortized on a straight-line basis over the period of expected benefits.
Internal development costs are capitalized as intangible assets only when there is an identifiable asset that can be completed and that will generate probable future economic benefits and when the cost of such an asset can be measured reliably.
3.16 Employee benefits
General
Wages, salaries, social security contributions, paid annual leave and sick leave, bonuses, and non-monetary
benefits are accrued in the year in which the associated services are rendered by employees of the Group.
Pension obligations
The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method.

Re-measurements,
including actuarial gains and losses, the effect of the asset ceiling, and the return on plan assets (excluding net interest), are recognized immediately in the statement of financial position with a corresponding debit or credit to retained earnings through other comprehensive income (“OCI”) in the period in which they occur. Re-measurements are not reclassified to profit or loss in subsequent periods.
Past service costs are recognized in profit or loss on the earlier of:

•	the date of the plan amendment or curtailment, or

•	the date that the Group recognizes restructuring-related costs.
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes the following changes in the net defined benefit obligation under ‘personnel expense’ in the statement of comprehensive income:

•	service costs comprising current service costs, past-service costs, gains and losses on curtailments and non-routine settlements; and

•	net interest expense or income.
3.17 Share-based payments
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.
That cost is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or when service conditions are fulfilled as employee benefit expenses. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The statement of profit or loss expense or credit for a period represents the movement in cumulative expense recognized at the beginning and end of that period and is recognized in employee benefits expense.
No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting
condition. These are treated as vested, irrespective of whether or not the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified if the original terms of the award have been met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee as measured at the date of modification.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.